Prudential National Muni Fund, Inc.

655 Broad Street

6th Floor

Newark, New Jersey 07102

November 3, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	497(j) Filing for Prudential National Muni Fund, Inc.
Registration numbers 002-66407 and 811-02992

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Statement of Additional Information for the above-referenced Registrant does not differ from that contained in Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on October 27, 2023.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422.

Very truly yours,

/s/ Patrick McGuinness Patrick McGuinness Assistant Secretary